Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (2,635,000)	$ (12,478,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	472,000	458,000
Stock-based compensation expense	597,000	1,538,000
Common stock issued for services	105,000	191,000
Fair value of warrant liability in excess of proceeds		1,780,000
Financing transaction costs		552,000
Change in fair value of warrant liability	(1,980,000)	(2,405,000)
Warrant exchange inducement expense		3,445,000
Warrant modification expense	40,000
Allowance for inventory obsolescence	(103,000)	67,000
Loss on disposal of fixed assets	1,000	9,000
Impairment of intangible assets	176,000	92,000
Changes in operating assets and liabilities
(Increase) decrease in accounts receivable	(86,000)	(147,000)
(Increase) decrease in inventory	(217,000)	(215,000)
(Increase) decrease in prepaid assets and other assets	(87,000)	173,000
(Increase) decrease in restricted cash	50,000
(Increase) decrease in deposits and other assets	(6,000)	(21,000)
Increase (decrease) in accounts payable	422,000	138,000
Increase (decrease) in accrued liabilities	(877,000)	421,000
Increase (decrease) in deferred revenue		(3,000)
Increase (decrease) in related party payable	8,000	(10,000)
Net cash used in operating activities	(4,120,000)	(6,415,000)
Investing activities
Purchases of property and equipment	(35,000)	(290,000)
Proceeds from sale of property and equipment		1,000
Payments for patent licenses and trademarks	(703,000)	(698,000)
Net cash used in investing activities	(738,000)	(987,000)
Financing activities
Proceeds from a bridge loan from a related party	3,110,000
Proceeds from issuance of common stock		3,649,000
Proceeds from issuance of preferred stock		2,500,000
Proceeds from exercise of warrants	1,169,000	339,000
Payment of offering costs		(218,000)
Net cash provided by financing activities	4,279,000	6,270,000
Net decrease in cash and cash equivalents	(579,000)	(1,132,000)
Cash and cash equivalents, beginning of period	1,111,000	2,243,000
Cash and cash equivalents, end of period	532,000	1,111,000
Supplemental disclosure of cash flow information
Cash paid for interest	$ 2,000	2,000
Warrant liability reclassified to equity upon warrant exchange		3,031,000
Warrants issued for placement agent services		$ 552,000